Equity	12 Months Ended
Dec. 31, 2021
Disclosure of equity [abstract]
Equity
18. Equity
The following table shows the movement in the share capital:
(USD millions)	Jan 1, 2019	Movement in year	Dec 31, 2019	Movement in year	Dec 31, 2020	Movement in year	Dec 31, 2021

Share capital	944	-8	936	-23	913	-12	901

Treasury shares	-69	-11	-80	27	-53	5	-48

Outstanding share capital	875	-19	856	4	860	-7	853

The following table shows the movement in the shares:
		2021			2020			2019

Number of outstanding shares (in millions)	Note	Total Novartis shares	Total treasury shares[1]	Total outstanding shares	Total Novartis shares	Total treasury shares[1]	Total outstanding shares	Total Novartis shares	Total treasury shares[1]	Total outstanding shares

Balance at beginning of year		2 467.0	-210.2	2 256.8	2 527.3	-262.3	2 265.0	2 550.6	-239.4	2 311.2

Shares canceled for capital reduction [2]		-32.6	32.6		-60.3	60.3		-23.3	23.3

Shares acquired to be canceled [3]			-30.7	-30.7		-32.6	-32.6		-60.3	-60.3

Other share purchases [4]			-1.5	-1.5		-1.7	-1.7		-1.7	-1.7

Exercise of options and employee transactions [5]	18.9		0.6	0.6		14.7	14.7		5.5	5.5

Equity-based compensation [5]			9.6	9.6		11.0	11.0		9.4	9.4

Shares delivered to Alcon employees			0.1	0.1		0.4	0.4		0.9	0.9

Total movements		-32.6	10.7	-21.9	-60.3	52.1	-8.2	-23.3	-22.9	-46.2

Balance at end of year		2 434.4	-199.5	2 234.9	2 467.0	-210.2	2 256.8	2 527.3	-262.3	2 265.0

[1] Approximately 102.5 million treasury shares (2020: 103.0 million; 2019: 117.6 million) are held in Novartis entities that restrict their availability for use.
[2] Novartis reduced its share capital by canceling shares that were repurchased on the SIX Swiss Exchange second trading line during previous years.
[3] Shares repurchased on the SIX Swiss Exchange second trading line under a CHF 10 billion share buyback authority approved at the 2016 Annual General Meeting (AGM) for transactions before February 28, 2019, under a CHF 10 billion share buyback authority approved at the 2019 AGM for transactions after February 28, 2019 until March 2, 2021, and under a new CHF 10 billion share buyback authority approved at the 2021 AGM for transactions after March 2, 2021

[4] Shares acquired from employees, which were previously granted to them under the respective equity-based participation plans
[5] Shares delivered as a result of options being exercised and physical share deliveries related to equity-based participation plans

18.1) The amount available for distribution as a dividend to shareholders is based on the available distributable retained earnings of Novartis AG determined in accordance with the legal provisions of the Swiss Code of Obligations.
	2021	2020	2019

Dividend per share (in CHF)	3.00	2.95	2.85

Total dividend payment (in USD billion)	7.4	7.0	6.6

18.2) The following table summarizes the treasury shares movements:
		2021		2020		2019

	Note	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m

Shares acquired to be canceled [1]		-30.7	-2 775	-32.6	-2 897	-60.3	-5 351

Other share purchases [2]		-1.5	-145	-1.7	-159	-1.7	-160

Purchase of treasury shares		-32.2	-2 920	-34.3	-3 056	-62.0	-5 511

Exercise of options and employee transactions [3]	18.9	0.6	39	14.7	806	5.5	210

Equity-based compensation [4]		9.6	745	11.0	730	9.4	833

Shares delivered to Alcon employees		0.1	17	0.4	30	0.9	18

Total		-21.9	-2 119	-8.2	-1 490	-46.2	-4 450

[1] Shares repurchased on the SIX Swiss Exchange second trading line under a CHF 10 billion share buyback authority approved at the 2016 AGM for transactions before February 28, 2019, under a CHF 10 billion share buyback authority approved at the 2019 AGM for transactions after February 28, 2019 until March 2, 2021, and under a new CHF 10 billion share buyback authority approved at the 2021 AGM for transactions after March 2, 2021

[2] Shares acquired from employees, which were previously granted to them under the respective equity-based participation plans
[3] Shares delivered as a result of options being exercised related to equity-based participation plans and the delivery of treasury shares. The average share price of the shares delivered was significantly below market price, reflecting the strike price of the options exercised.

[4] Equity-settled share-based compensation is expensed in the consolidated income statement in accordance with the vesting period of the share-based compensation plans. The value for the shares and options granted is credited to consolidated equity over the respective vesting period. In addition, tax benefits arising from tax-deductible amounts exceeding the expense recognized in the income statement are credited to equity.

18.3) In December 2021, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 15.0 billion share buyback. Novartis is able to cancel this arrangement at any time but could be subject to a 90-day waiting period. The commitment under this arrangement therefore reflects the obligated purchases by the bank under such trading plan over a rolling 90-day period, or if shorter, until the maturity date of such trading plan.
The liability under this arrangement amounted to USD 2.8 billion as of December 31, 2021.
In June 2021, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares to mitigate dilution related to participation plans of employees. Novartis would have been able to cancel this arrangement at any time but would have been subject to a 90-day waiting period.
This trading plan commitment was fully executed and expired in June 2021, and as a consequence, there is no liability related to this plan recognized as of December 31, 2021.
In November 2020, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 2.5 billion share buyback. Novartis would have been able to cancel this arrangement at any time, but would have been subject to a 90-day waiting period. The commitment under this arrangement therefore reflected the obligated purchases by the bank under such trading plan over a rolling 90-day period, or if shorter, until the maturity date of such trading plan.
The commitment under this arrangement amounted to USD 1.8 billion as of December 31, 2020. This trading plan commitment was fully executed and expired in March 2021, and as a consequence, there is no liability related to this plan recognized as of December 31, 2021.
In August 2020, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares to mitigate dilution related to participation plans of employees. Novartis would have been able to cancel this arrangement at any time but would have been subjected to a 90-day waiting period.
This trading plan commitment was fully executed and expired, and as a consequence, there is no liability related to this plan recognized as of December 31, 2020.
In 2019, Novartis entered into a similar irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 5 billion share buyback and to repurchase Novartis shares to mitigate dilution related to participation plans of employees. The commitment under this arrangement therefore reflects the obligated purchases by the bank under such trading plan over a rolling 90-day period, or if shorter, until the maturity date of such trading plan.
The trading plan commitment was fully executed and expired, and as a consequence, there is no liability related to this plan recognized as of December 31, 2019.
18.4) In October 2020, Novartis entered into an agreement with the market maker for its employee options to repurchase a portion of the outstanding written call options. A total of 3.7 million options were repurchased under this agreement. This agreement was terminated in November 2020.
18.5) The impact of change in ownership of consolidated entities represents the excess of the amount paid to non-controlling interest over their carrying value and equity allocation to non-controlling interest due to change in ownership percentage.
18.6) Changes in non-controlling interests represent the impact on the non-controlling interest of transactions with minority shareholders, such as change in ownership percentage, dividend payments and other equity transactions.
18.7) Other movements include, for subsidiaries in hyperinflationary economies, the impact of the restatement of the non-monetary assets and liabilities with the general price index at the beginning of the period as well as the restatement of the equity balances of the current year. See Note 29 for additional disclosures.
18.8) Transaction costs that were directly attributable to the distribution (spin-off) of Alcon Inc. to Novartis AG shareholders and that would otherwise have been avoided, were recorded to equity, see Note 1 for further details.
18.9) At December 31, 2021, the market maker held 3 million (2020: 1 million; 2019: 13 million) written call options, originally issued as part of the share-based compensation for employees, that have not yet been exercised. The weighted average exercise price of these options is USD 61.45 (2020: USD 60.09; 2019: USD 63.90), and they have contractual lives of 10 years, with remaining lives up to two years (2020: three years; 2019: four years).
In December 2018, Novartis entered into an agreement with the market maker for its employee options to repurchase a portion of the outstanding written call options that are not exercised in exchange for treasury shares. During 2019, this agreement was fully executed.